SCHEDULE OF INCOME TAX EXPENSE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current year income tax expense			$ 4	$ 117
(Over)/Under-provision in prior year		4	(5)
Income tax expense/(benefit)	$ 3	$ 4	$ (1)	$ 117